Summary of significant accounting policies - Analysis of Different Types of Revenues (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues
Product revenue	[1]	$ 54,604	$ 32,894	$ 4,543
Live streaming revenue		31,031	17,977	2,401
Total		232,132	201,911	140,985
Subscription revenue [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax		81,877	84,956	90,163
Advertising revenue [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax		27,781	22,484	16,874
Product and Service, Other [Member]
Net revenues
Revenue from Contract with Customer, Including Assessed Tax	[2]	$ 36,839	$ 43,600	$ 27,004

[1]	Product revenue mainly comprises sales of OneThing Cloud devices.
[2]	Other internet value-added services mainly comprise provision of technical services, CDN services and traffic referral programs.